Note 11 - Premises Leases (Details Textual)			6 Months Ended	12 Months Ended
	Sep. 01, 2024 USD ($)	Sep. 01, 2022 USD ($)	Mar. 01, 2025 USD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Statement Line Items [Line Items]
Right-of-use assets				$ 111,968	$ 117,658	$ 66,413
Interest expense on lease liabilities				35,851	8,945	$ 19,750
Depreciation, right-of-use assets				$ 76,868	$ 73,357
Buildings [member] | New york apartment lease [member]
Statement Line Items [Line Items]
Extended lease term (Year)	6 months	2 years
Monthly rent			$ 5,855
Buildings [member] | New york apartment first year extended lease [member]
Statement Line Items [Line Items]
Monthly rent	$ 6,190	$ 5,510
Buildings [member] | New york apartment second year extended lease [member]
Statement Line Items [Line Items]
Monthly rent	$ 6,255	$ 5,630